Other non-current assets - Summary of Other Non-current Assets (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Non Current Assets [Line Items]
Other financial assets at fair value through profit or loss		€ 1,004	€ 1,027	€ 808
Pre-funded pension obligations		194	156	271
Long-term prepaid expenses		175	152	114
Non current loans and receivables	[1]	393	502	591
Derivative financial instruments		9	0	0
Other non-current assets		4,364	3,753	3,218
Non-current finance lease receivables		82	116
Other current assets		4,066	3,826	3,455
Non-current finance lease receivables, gross		116	153
BioAtrium
Disclosure Of Other Non Current Assets [Line Items]
Other current assets					€ 156
Non-current Loans And Receivable		150
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income		2,200	1,559	1,088
Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income		€ 389	€ 357	€ 346

[1]	(a)As of December 31, 2025, this line includes:
–a loan of €150 million to the BioAtrium joint venture which matures on December 1, 2031, of which €156 million was recognized in "Other current assets" as of December 31, 2022;
–a receivable under a sub-lease amounting to €82 million (€116 million before discounting), versus €116 million (or €153 million before discounting) as of
December 31, 2024